SIGNIFICANT ACCOUNTING POLICIES - Change in method of accounting for capitalization of costs to obtain a contract as incurred (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Jan. 01, 2020 CNY (¥)
ASSETS
Total assets	¥ 109,347,347		¥ 100,318,865		$ 15,853,875
Liabilities and shareholders' equity
Accumulated deficit	(11,405,850)		(9,842,846)		(1,653,693)
Total liabilities and shareholders' equity	109,347,347		100,318,865		$ 15,853,875
Sales and marketing expenses	4,573,382	$ 663,078	4,309,116	¥ 3,715,278
Total operating expenses	14,613,653	2,118,781	17,174,279	14,018,048
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,386,074)	$ (200,961)	¥ (524,129)	¥ 2,777,592
Net income (loss) per share attributable to ordinary shareholders
- Basic | (per share)	¥ (0.39)	$ (0.06)	¥ (0.15)	¥ 0.32
- Diluted | (per share)	¥ (0.39)	$ (0.06)	¥ (0.15)	¥ 0.32
As computed under the practical expedient | Change in method of contract cost capitalization | Cumulative Effect, Period of Adoption, Adjustment
ASSETS
Prepayments, receivables, other current and non-current assets	¥ 4,059,390
Total assets	109,348,894
Liabilities and shareholders' equity
Accumulated deficit	(11,404,303)
Total liabilities and shareholders' equity	109,348,894
ASC 606 | Change in method of contract cost capitalization
ASSETS
Prepayments, receivables, other current and non-current assets	4,057,843
Total assets	109,347,347
Liabilities and shareholders' equity
Accumulated deficit	(11,405,850)
Total liabilities and shareholders' equity	109,347,347
Sales and marketing expenses	(4,573,382)
Total operating expenses	(14,613,653)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,386,074)
Net income (loss) per share attributable to ordinary shareholders
- Basic | ¥ / shares	¥ (0.39)
- Diluted | ¥ / shares	¥ (0.39)
ASC 606 | As computed under the practical expedient | Change in method of contract cost capitalization
Liabilities and shareholders' equity
Sales and marketing expenses	¥ (4,571,835)
Total operating expenses	(14,612,106)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,384,527)
Net income (loss) per share attributable to ordinary shareholders
- Basic | ¥ / shares	¥ (0.39)
- Diluted | ¥ / shares	¥ (0.39)
ASC 606 | Effect of change | Change in method of contract cost capitalization
ASSETS
Prepayments, receivables, other current and non-current assets	¥ (1,547)
Total assets	(1,547)
Liabilities and shareholders' equity
Accumulated deficit	(1,547)
Total liabilities and shareholders' equity	(1,547)
Sales and marketing expenses	(1,547)
Total operating expenses	(1,547)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,547)
Net income (loss) per share attributable to ordinary shareholders
- Basic | ¥ / shares	¥ 0
- Diluted | ¥ / shares	¥ 0
ASU Topic 326 | Cumulative Effect, Period of Adoption, Adjustment
Liabilities and shareholders' equity
Accumulated deficit						¥ 91,000